REDEEMABLE PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Redeemable Preferred Shares [Table Text Block]

	Number of Class A Preferred Shares	Amount

Balance, December 31, 2010	-	$-

Issuance of preferred shares for cash	1,000,000	1,000,000
Issuance of preferred shares upon conversion of note	1,027,945	1,027,945

Balance, December 31, 2012 and 2011	2,027,945	$2,027,945